UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-22114

Name of Registrant:	Vanguard Montgomery Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1:	Schedule of Investments

Vanguard Market Neutral Fund Schedule of Investments June 30, 2008
	Shares	Market Value ($000)

Common Stocks - Long Positions (90.4%)

Consumer Discretionary (12.8%)
† TJX Cos., Inc.	26,900	847
* † Amazon.com, Inc.	11,500	843
† Johnson Controls, Inc.	23,841	684
† Yum! Brands, Inc.	17,600	617
† Time Warner, Inc.	39,800	589
* † AutoZone Inc.	3,970	480
* DIRECTV Group,Inc.	15,100	391
* † The Goodyear Tire & Rubber Co.	20,050	357
† Abercrombie & Fitch Co.	5,320	333
† News Corp., Class A	21,922	330
† Darden Restaurants Inc.	8,814	282
† McDonald's Corp.	4,890	275
† Sherwin-Williams Co.	5,500	253
† Omnicom Group Inc.	4,600	206
† Burger King Holdings Inc.	7,500	201
* † NVR, Inc.	400	200
† Hillenbrand Inc.	9,300	199
* † Big Lots Inc.	6,200	194
* † Dollar Tree, Inc.	5,500	180
* † GameStop Corp. Class A	4,400	178
† The Stanley Works	3,900	175
* † Hanesbrands Inc.	6,400	174
† CBS Corp.	8,800	171
† The Gap, Inc.	9,200	153
* † Expedia, Inc.	8,000	147
* † Viacom Inc. Class B	4,700	144
† Whirlpool Corp.	2,300	142
† Service Corp. International	14,300	141
* † ITT Educational Services, Inc.	1,700	140
† RadioShack Corp.	11,100	136
† Home Depot, Inc.	5,700	133
† Autoliv, Inc.	2,800	131
† Best Buy Co., Inc.	3,200	127
† International Speedway Corp.	3,200	125
† Phillips-Van Heusen Corp.	3,400	125
† Idearc Inc.	52,200	123
† Black & Decker Corp.	2,100	121
† John Wiley & Sons Class A	2,600	117
† E.W. Scripps Co. Class A	2,600	108
† Wyndham Worldwide Corp.	5,900	106
† Penske Automotive Group Inc.	7,100	105
† Royal Caribbean Cruises, Ltd.	4,200	94
† Snap-On Inc.	1,600	83
† BorgWarner, Inc.	1,800	80
* † DreamWorks Animation SKG, Inc.	2,400	72
Lennar Corp. Class A	5,500	68
* † Clear Channel Outdoor Holdings, Inc. Class A	3,700	66
† VF Corp.	900	64
* † Mohawk Industries, Inc.	900	58
† Jones Apparel Group, Inc.	4,000	55
Barnes & Noble, Inc.	2,200	55
* TRW Automotive Holdings Corp.	2,800	52
* Ford Motor Co.	9,368	45
New York Times Co. Class A	2,800	43
Advance Auto Parts, Inc.	1,000	39
H & R Block, Inc.	1,270	27
† Regal Entertainment Group Class A	1,700	26
Limited Brands, Inc.	1,400	24
Staples, Inc.	401	10
† Hasbro, Inc.	200	7

		11,451
Consumer Staples (5.0%)
† Sara Lee Corp.	35,010	429
† Campbell Soup Co.	11,900	398
† ConAgra Foods, Inc.	18,800	362
† Molson Coors Brewing Co. Class B	5,800	315
† Herbalife Ltd.	5,800	225
† Avon Products, Inc.	6,140	221
† The Estee Lauder Cos. Inc. Class A	4,400	204
† Philip Morris International Inc.	4,000	198
† Alberto-Culver Co.	7,400	194
† Altria Group, Inc.	9,400	193
* † Bare Escentuals, Inc.	10,300	193
† PepsiAmericas, Inc.	8,600	170
† SuperValu Inc.	5,500	170
† Bunge Ltd.	1,500	161
† Wal-Mart Stores, Inc.	2,500	141
* † NBTY, Inc.	3,700	119
† Reynolds American Inc.	2,300	107
*Dr. Pepper Snapple Group, Inc.	5,100,	107
† The Coca-Cola Co.	1,890	98
† Archer-Daniels-Midland Co.	2,600	88
† Colgate-Palmolive Co.	1,070	74
* † BJ's Wholesale Club, Inc.	1,400	54
† The Pepsi Bottling Group, Inc.	1,800	50
Sysco Corp.	1,700	47
† The Procter & Gamble Co.	600	36
Kellogg Co.	520	25
† Del Monte Foods Co.	3,200	23
CVS/Caremark Corp.	190	8

		4,410
Energy (7.3%)
† Noble Corp.	8,200	533
† Pioneer Natural Resources Co.	5,740	449
† Cimarex Energy Co.	5,500	383
† St. Mary Land & Exploration Co.	4,100	265
† Chevron Corp.	2,600	258
† Chesapeake Energy Corp.	3,700	244
† Massey Energy Co.	2,500	234
† W&T Offshore, Inc.	4,000	234
† Frontline Ltd.	3,200	223
† Patterson-UTI Energy, Inc.	6,100	220
† ENSCO International, Inc.	2,700	218
† Hess Corp.	1,700	214
* † Denbury Resources, Inc.	5,800	212
* † Plains Exploration & Production Co.	2,900	212
† Apache Corp.	1,500	208
† Murphy Oil Corp.	2,120	208
* † Superior Energy Services, Inc.	3,700	204
* † Unit Corp.	2,400	199
† Occidental Petroleum Corp.	2,200	198
† Diamond Offshore Drilling, Inc.	1,370	191
† Helmerich & Payne, Inc.	2,600	187
† Rowan Cos., Inc.	3,700	173
* † Forest Oil Corp.	2,300	171
† Noble Energy, Inc.	1,500	151
* † FMC Technologies Inc.	1,700	131
† Schlumberger Ltd.	1,100	118
* † SEACOR Holdings Inc.	1,200	107
* † Quicksilver Resources, Inc.	2,400	93
* † Cameron International Corp.	1,600	89
* † Global Industries Ltd.	4,800	86
* † Pride International, Inc.	1,600	76
Williams Cos., Inc.	800	32

		6,521
Financials (15.7%)
† Prudential Financial, Inc.	14,980	895
† MetLife, Inc.	16,800	886
Northern Trust Corp.	12,000	823
† Loews Corp.	14,600	685
† BB&T Corp.	29,330	668
† Unum Group	28,297	579
† JPMorgan Chase & Co.	15,600	535
† BlackRock, Inc.	2,900	513
† SunTrust Banks, Inc.	14,026	508
† Aon Corp.	10,900	501
† Regions Financial Corp.	36,866	402
† Assurant, Inc.	6,020	397
† Everest Re Group, Ltd.	3,600	287
† Hudson City Bancorp, Inc.	12,700	212
† The Principal Financial Group, Inc.	4,800	201
† State Street Corp.	3,100	198
† BOK Financial Corp.	3,700	198
† Bank of New York Mellon Corp.	5,200	197
† Bank of Hawaii Corp.	4,100	196
† Wells Fargo & Co.	8,100	192
† Ameriprise Financial, Inc.	4,700	191
† Allied World Assurance Holdings, Ltd.	4,800	190
† Transatlantic Holdings, Inc.	3,300	186
* † Arch Capital Group Ltd.	2,800	186
† W.R. Berkley Corp.	7,600	184
† Axis Capital Holdings Ltd.	6,100	182
† PartnerRe Ltd.	2,600	180
† The Travelers Cos., Inc.	4,100	178
† Raymond James Financial, Inc.	6,700	177
† The Chubb Corp.	3,600	176
† U.S. Bancorp	6,200	173
† Endurance Specialty Holdings Ltd.	5,600	172
† ACE Ltd.	3,100	171
† RenaissanceRe Holdings Ltd.	3,800	170
† Morgan Stanley	4,700	169
* † Nasdaq Stock Market Inc.	6,300	167
† Cullen/Frost Bankers, Inc.	3,200	159
† New York Community Bancorp, Inc.	8,800	157
† CNA Financial Corp.	6,000	151
† M & T Bank Corp.	2,100	148
* † TD Ameritrade Holding Corp.	8,000	145
† The Hanover Insurance Group Inc.	3,300	140
† Invesco, Ltd.	5,800	139
† Discover Financial Services	10,300	136
† Popular, Inc.	20,200	133
† OneBeacon Insurance Group Ltd.	7,300	128
† Capital One Financial Corp.	2,800	106
† Commerce Bancshares, Inc.	2,600	103
† The Hartford Financial Services Group Inc.	1,400	90
The Macerich Co. REIT	1,405	87
* † Philadelphia Consolidated Holding Corp.	2,000	68
* † Alleghany Corp.	204	68
Genworth Financial Inc.	2,511	45
† Associated Banc-Corp.	2,000	39
† TCF Financial Corp.	2,500	30
† HCC Insurance Holdings, Inc.	900	19

		14,016
Health Care (11.1%)
† Pfizer Inc.	65,270	1,140
† Covidien Ltd.	18,094	867
† Bristol-Myers Squibb Co.	41,100	844
* † Genzyme Corp.	10,143	730
* † Gilead Sciences, Inc.	10,240	542
* † Hologic, Inc.	13,487	294
* † Waters Corp.	3,885	250
* † Lincare Holdings, Inc.	7,600	216
† PDL BioPharma Inc.	19,600	208
* † Medco Health Solutions, Inc.	4,400	208
* † Warner Chilcott Ltd.	12,200	207
† Baxter International, Inc.	3,200	205
* † Techne Corp.	2,600	201
* † St. Jude Medical, Inc.	4,900	200
* † Kinetic Concepts, Inc.	5,000	200
* † Tenet Healthcare Corp.	34,700	193
† Merck & Co., Inc.	4,900	185
† Universal Health Services Class B	2,800	177
† Beckman Coulter, Inc.	2,600	176
* † Health Management Associates Class A	26,200	170
* † Pediatrix Medical Group, Inc.	3,400	167
* † Amgen, Inc.	3,500	165
* Intuitive Surgical, Inc.	600	162
† Johnson & Johnson	2,500	161
* † King Pharmaceuticals, Inc.	15,300	160
* † Watson Pharmaceuticals, Inc.	5,800	158
* † Express Scripts Inc.	2,500	157
* † Endo Pharmaceuticals Holdings, Inc.	6,200	150
* † Cephalon, Inc.	2,200	147
* † WellPoint Inc.	3,000	143
* † Invitrogen Corp.	3,600	141
* † WellCare Health Plans Inc.	3,900	141
* † Thermo Fisher Scientific, Inc.	2,400	134
* † Laboratory Corp. of America Holdings	1,900	132
† Aetna Inc.	3,200	130
* † LifePoint Hospitals, Inc.	4,400	125
† CIGNA Corp.	3,400	120
† Quest Diagnostics, Inc.	1,600	78
* † Charles River Laboratories, Inc.	1,000	64
† Becton, Dickinson & Co.	100	8

		9,856
Industrials (13.5%)
† Fluor Corp.	4,000	744
† Caterpillar, Inc.	9,140	675
† L-3 Communications Holdings, Inc.	7,150	650
† Deere & Co.	8,406	606
† Cummins Inc.	8,200	537
† SPX Corp.	3,500	461
† Union Pacific Corp.	6,000	453
* † Jacobs Engineering Group Inc.	4,700	379
* † Terex Corp.	7,340	377
† Manpower Inc.	5,800	338
† R.R. Donnelley & Sons Co.	11,335	336
* † First Solar, Inc.	1,200	327
† The Manitowoc Co., Inc.	9,920	323
† Dover Corp.	6,240	302
* † AGCO Corp.	5,180	271
† Norfolk Southern Corp.	4,300	269
† Lockheed Martin Corp.	2,400	237
* † Gardner Denver Inc.	3,800	216
† Ryder System, Inc.	3,100	213
† CSX Corp.	3,300	207
W.W. Grainger, Inc.	2,450	200
† Parker Hannifin Corp.	2,800	200
* † Allied Waste Industries, Inc.	15,400	194
† Waste Management, Inc.	5,100	192
† KBR Inc.	5,500	192
† Raytheon Co.	3,400	191
† GATX Corp.	4,300	191
† The Brink's Co.	2,700	177
* † McDermott International, Inc.	2,800	173
* † United Rentals, Inc.	8,600	169
† Cooper Industries, Inc. Class A	4,200	166
† Steelcase Inc.	15,500	155
† Fastenal Co.	3,430	148
† The Boeing Co.	2,200	145
† Ingersoll-Rand Co.	3,800	142
† The Timken Co.	4,100	135
* † Hertz Global Holdings Inc.	13,900	133
† Harsco Corp.	2,400	131
† Trinity Industries, Inc.	3,700	128
† Robert Half International, Inc.	5,300	127
* † Kirby Corp.	2,600	125
* † Avis Budget Group, Inc.	13,700	115
† Northrop Grumman Corp.	1,700	114
† Textron, Inc.	2,200	105
† HNI Corp.	5,100	90
† Hubbell Inc. Class B	2,200	88
† Alexander & Baldwin, Inc.	1,300	59
* Foster Wheeler Ltd.	700	51
C.H. Robinson Worldwide Inc.	500	27
Honeywell International Inc.	440	22
* WESCO International, Inc.	500	20
† The Toro Co.	300	10
General Dynamics Corp.	100	8

		12,044
Information Technology (10.4%)
† International Business Machines Corp.	10,139	1,202
† Hewlett-Packard Co.	25,585	1,131
* † Apple Inc.	6,500	1,088
† Accenture Ltd.	21,560	878
* † Intuit, Inc.	16,905	466
* † Computer Sciences Corp.	9,200	431
* † Western Digital Corp.	11,982	414
* † VeriSign, Inc.	10,380	392
* † Flextronics International Ltd.	35,808	337
* † Fiserv, Inc.	7,063	320
* † BMC Software, Inc.	8,400	302
* † Activision, Inc.	8,700	296
National Semiconductor Corp.	14,150	291
* † Oracle Corp.	13,800	290
* † Micron Technology, Inc.	41,590	249
* † McAfee Inc.	7,100	242
† Tyco Electronics Ltd.	6,710	240
† Harris Corp.	4,500	227
† MasterCard, Inc. Class A	720	191
* Agilent Technologies, Inc.	4,560	162
Analog Devices, Inc.	2,800	89
† Amphenol Corp.	1,770	79

		9,317
Materials (5.6%)
† Freeport-McMoRan Copper & Gold, Inc. Class B	6,510	763
† International Paper Co.	23,224	541
† Eastman Chemical Co.	6,990	481
† Celanese Corp. Series A	8,180	373
† PPG Industries, Inc.	5,990	344
* † The Mosaic Co.	1,600	232
† Reliance Steel & Aluminum Co.	3,000	231
† AK Steel Holding Corp.	2,900	200
† Newmont Mining Corp. (Holding Co.)	3,800	198
† Allegheny Technologies Inc.	3,100	184
† Airgas, Inc.	3,000	175
† RPM International, Inc.	8,300	171
* † Owens-Illinois, Inc.	4,100	171
† Nucor Corp.	2,200	164
† Lubrizol Corp.	3,200	148
† Cytec Industries, Inc.	2,400	131
† Carpenter Technology Corp.	2,400	105
Monsanto Co.	700	89
† Steel Dynamics, Inc.	2,200	86
Southern Peru Copper Corp. (U.S. Shares)	800	85
CF Industries Holdings, Inc.	466	71
† Ball Corp.	200	10
FMC Corp.	100	8

		4,961
Telecommunication Services (2.1%)
† Verizon Communications Inc.	32,500	1,150
† AT&T Inc.	5,800	195
† Windstream Corp.	10,600	131
† Embarq Corp.	2,700	128
† Qwest Communications International Inc.	29,900	118
† Telephone & Data Systems, Inc.	2,100	99
* † American Tower Corp. Class A	900	38
† CenturyTel, Inc.	1,000	36

		1,895
Utilities (6.9%)
† Dominion Resources, Inc.	18,850	895
† PG&E Corp.	15,340	609
† DTE Energy Co.	12,500	531
* † Reliant Energy, Inc.	23,674	504
† Pepco Holdings, Inc.	18,110	465
† ONEOK, Inc.	9,300	454
† Edison International	7,700	396
† American Electric Power Co., Inc.	6,110	246
† Ameren Corp.	4,800	203
† CMS Energy Corp.	12,800	191
† Entergy Corp.	1,500	181
† Wisconsin Energy Corp.	3,800	172
† Southern Co.	4,900	171
† Sierra Pacific Resources	13,400	170
† SCANA Corp.	4,500	166
* † Mirant Corp.	3,800	149
† Alliant Energy Corp.	4,000	137
† Duke Energy Corp.	7,800	136
† Atmos Energy Corp.	3,900	108
† Consolidated Edison Inc.	2,700	106
† Energen Corp.	1,100	86
MDU Resources Group, Inc.	1,690	59

		6,135

Total Common Stocks - Long Positions
(Cost $83,486)		80,606

Common Stocks Sold Short (-88.3%)

Consumer Discretionary (-13.7%)
The McGraw-Hill Cos., Inc.	(19,300)	(774)
* Kohl's Corp.	(16,100)	(645)
* Starbucks Corp.	(40,400)	(636)
Fortune Brands, Inc.	(8,500)	(530)
* Apollo Group, Inc. Class A	(11,500)A	(509)
International Game Technology	(20,300)	(507)
Mattel, Inc.	(28,000)	(479)
Home Depot, Inc.	(16,800)	(393)
Starwood Hotels & Resorts Worldwide, Inc.	(9,050)	(363)
BorgWarner, Inc.	(6,400)	(284)
Whirlpool Corp.	(4,600)	(284)
Hasbro, Inc.	(7,740)	(276)
Newell Rubbermaid, Inc.	(15,700)	(264)
J.C. Penney Co., Inc. (Holding Co.)	(6,600)	(240)
* Las Vegas Sands Corp.	(5,000)	(237)
Washington Post Co. Class B	(400)	(235)
Wynn Resorts Ltd.	(2,800)	(228)
Eastman Kodak Co.	(14,400)	(208)
Staples, Inc.	(8,600)	(204)
Foot Locker, Inc.	(15,700)	(195)
Virgin Media Inc.	(14,000)	(191)
Genuine Parts Co.	(4,800)	(190)
* MGM Mirage, Inc.	(5,600)	(190)
PetSmart, Inc.	(9,400)	(188)
* Bed Bath & Beyond, Inc.	(6,600)	(185)
Harley-Davidson, Inc.	(5,000)	(181)
Johnson Controls, Inc.	(6,300)	(181)
Time Warner, Inc.	(12,000)	(178)
* O'Reilly Automotive, Inc.	(7,900)	(177)
* Cablevision Systems NY Group Class A	(7,400)	(167)
* Discovery Holding Co. Class A	(7,500)	(165)
* Time Warner Cable, Inc.	(5,800)	(154)
Orient-Express Hotel Ltd.	(3,500)	(152)
* Scientific Games Corp.	(5,100)	(151)
Leggett & Platt, Inc.	(8,800)	(148)
Brinker International, Inc.	(7,400)	(140)
Gentex Corp.	(9,500)	(137)
Pulte Homes, Inc.	(14,100)	(136)
* Amazon.com, Inc.	(1,800)	(132)
Liz Claiborne, Inc.	(9,300)	(132)
* Office Depot, Inc.	(11,800)	(129)
* IAC/InterActive Corp.	(6,600)	(127)
Tim Hortons, Inc.	(4,000)	(115)
Marriott International, Inc. Class A	(4,100)	(108)
* Toll Brothers, Inc.	(5,500)	(103)
Nordstrom, Inc.	(3,200)	(97)
Harman International Industries, Inc.	(2,300)	(95)
* Ford Motor Co.	(19,192)	(92)
* Chico's FAS, Inc.	(17,100)	(92)
* DIRECTV Group, Inc.	(3,300)	(86)
* Jarden Corp.	(4,300)	(78)
Centex Corp.	(4,800)	(64)
* Coach, Inc.	(1,800)	(52)
* Viacom Inc. Class B	(1,520)	(46)
Brunswick Corp.	(3,900)	(41)
Macy's Inc.	(1,900)	(37)
MDC Holdings, Inc.	(800)	(31)
WABCO Holdings Inc.	(200)	(9)

		(12,168)
Consumer Staples (-5.4%)
The Procter & Gamble Co.	(21,130)	(1285)
H.J. Heinz Co.	(11,729)	(561)
The Hershey Co.	(13,990)	(459)
* Lorillard, Inc.	(4,600)	(318)
Campbell Soup Co.	(6,300)	(211)
The Clorox Co.	(3,800)	(198)
* Energizer Holdings, Inc.	(2,700)	(197)
Kellogg Co.	(4,100)	(197)
PepsiCo, Inc.	(3,000)	(191)
CVS/Caremark Corp.	(4,600)	(182)
Kimberly-Clark Corp.	(2,800)	(167)
* Smithfield Foods, Inc.	(8,200)	(163)
Walgreen Co.	(4,000)	(130)
Avon Products, Inc.	(3,500)	(126)
The Coca-Cola Co.	(2,200)	(114)
Costco Wholesale Corp.	(1,300)	(91)
Colgate-Palmolive Co.	(1,300)	(90)
Sara Lee Corp.	(7,300)	(89)
* Dean Foods Co.	(2,600)	(51)

		(4,820)
Energy (-7.5%)
Valero Energy Corp.	(20,800)	(857)
* Nabors Industries, Inc.	(12,580)	(619)
* Patriot Coal Corp.	(1,800)	(276)
Sunoco, Inc.	(6,100)	(248)
Peabody Energy Corp.	(2,800)	(247)
* TETRA Technologies, Inc.	(10,300)	(244)
Foundation Coal Holdings, Inc.	(2,700)	(239)
CONSOL Energy, Inc.	(2,100)	(236)
Schlumberger Ltd.	(2,100)	(226)
Range Resources Corp.	(3,300)	(216)
El Paso Corp.	(9,900)	(215)
XTO Energy, Inc.	(3,100)	(212)
BJ Services Co.	(6,600)	(211)
Baker Hughes, Inc.	(2,400)	(210)
* Oceaneering International, Inc.	(2,700),	(208)
* Dresser Rand Group, Inc.	(5,300)	(207)
Halliburton Co.	(3,800)	(202)
Diamond Offshore Drilling, Inc.	(1,400)	(195)
* CNX Gas Corp.	(4,600)	(193)
* Newfield Exploration Co.	(2,900)	(189)
* Weatherford International Ltd.	(3,800)	(188)
Frontier Oil Corp.	(7,800)	(186)
Teekay Shipping Corp.	(4,100)	(185)
ExxonMobil Corp.	(1,900)	(167)
Cabot Oil & Gas Corp.	(2,300)	(156)
* Transocean, Inc.	(900)	(137)
* Continental Resources, Inc.	(1,400)	(97)
Tesoro Corp.	(3,451)	(68)
* Cameron International Corp.	(800)	(44)
Anadarko Petroleum Corp.	(400)	(30)

		(6,708)
Financials (-16.6%)
Marsh & McLennan Cos., Inc.	(32,498)	(863)
American International Group, Inc.	(27,700)	(733)
Progressive Corp. of Ohio	(35,100)	(657)
American Express Co.	(14,900)	(561)
Simon Property Group, Inc. REIT	(5,400)	(485)
Boston Properties, Inc. REIT	(4,900)	(442)
Leucadia National Corp.	(9,100)	(427)
Fannie Mae	(21,800)	(425)
General Growth Properties Inc. REIT	(12,000)	(420)
Vornado Realty Trust REIT	(4,700)	(414)
Equity Residential REIT	(10,600)	(406)
HCP, Inc. REIT	(12,300)	(391)
* SLM Corp.	(19,786)	(383)
Plum Creek Timber Co. Inc. REIT	(8,450)	(361)
Merrill Lynch & Co., Inc.	(11,000)	(349)
Moody's Corp.	(9,400)	(324)
New York Community Bancorp, Inc.	(17,600)	(314)
Ventas, Inc. REIT	(6,550)	(279)
Washington Mutual, Inc.	(52,850)	(261)
Avalonbay Communities, Inc. REIT	(2,760)	(246)
White Mountains Insurance Group Inc.	(500)	(215)
Morgan Stanley	(5,900)	(213)
* MSCI, Inc.-Class A Shares	(5,600)	(203)
Arthur J. Gallagher & Co.	(8,200)	(198)
Mercury General Corp.	(4,200)	(196)
Student Loan Corp.	(2,000)	(196)
American National Insurance Co.	(1,900)	(186)
First Horizon National Corp.	(25,000)	(186)
Old Republic International Corp.	(15,300)	(181)
* Conseco, Inc.	(18,000)	(179)
The Principal Financial Group, Inc.	(4,200)	(176)
People's United Financial Inc.	(10,900)	(170)
UnionBanCal Corp.	(4,200)	(170)
* Nasdaq Stock Market Inc.	(6,300)	(167)
Legg Mason Inc.	(3,800)	(166)
City National Corp.	(3,900)	(164)
BlackRock, Inc.	(900)	(159)
Freddie Mac	(9,400)	(154)
CIT Group Inc.	(22,000)	(150)
Fidelity National Financial, Inc. Class A	(11,200)	(141)
M & T Bank Corp.	(2,000)	(141)
Aon Corp.	(3,000)	(138)
SL Green Realty Corp. REIT	(1,600)	(132)
Brown & Brown, Inc.	(7,400)	(129)
First American Corp.	(4,800)	(127)
* IntercontinentalExchange Inc.	(1,100)Inc	(125)
Prudential Financial, Inc.	(2,000)	(119)
Citigroup, Inc.	(6,900)	(116)
Comerica, Inc.	(4,500)	(115)
Wesco Financial Corp.	(300)	(115)
Lincoln National Corp.	(2,500)	(113)
T. Rowe Price Group Inc.	(2,000)	(113)
Bank of America Corp.	(4,300)	(103)
Huntington Bancshares Inc.	(17,400)	(100)
East West Bancorp, Inc.	(14,200)	(100)
Zions Bancorp	(2,900)	(91)
* MF Global Ltd.	(14,300)	(90)
Marshall & Ilsley Corp.	(5,700)	(87)
The PMI Group Inc.	(41,800)	(82)
Regions Financial Corp.	(7,300)	(80)
Washington Federal Inc.	(3,000)	(54)
The Goldman Sachs Group, Inc.	(300)	(52)
Whitney Holdings Corp.	(2,700)	(49)
Unitrin, Inc.	(1,600)	(44)
Synovus Financial Corp.	(3,600)	(31)
Everest Re Group, Ltd.	(300)	(24)
SEI Investments Co.	(900)	(21)
Cincinnati Financial Corp.	(800)	(20)
Astoria Financial Corp.	(500)	(10)
Lehman Brothers Holdings, Inc.	(280)	(6)
MetLife, Inc.	(100)	(5)

		(14,843)
Health Care (-13.9%)
* Genentech, Inc.	(14,500)	(1101)
Stryker Corp.	(15,980)	(1005)
Abbott Laboratories	(17,100)	(906)
* Zimmer Holdings, Inc.	(13,000)	(885)
Allergan, Inc.	(16,800)	(874)
Schering-Plough Corp.	(39,200)	(772)
Medtronic, Inc.	(12,000)	(621)
* Forest Laboratories, Inc.	(12,300)	(427)
* Celgene Corp.	(5,400)	(345)
* DaVita, Inc.	(5,900)	(313)
* Hospira, Inc.	(7,800)	(313)
* Covance, Inc.	(3,600)	(310)
Quest Diagnostics, Inc.	(5,900)	(286)
AmerisourceBergen Corp.	(5,500)	(220)
Bristol-Myers Squibb Co.	(10,700)	(220)
* ImClone Systems, Inc.	(5,400)	(218)
* Vertex Pharmaceuticals, Inc.	(6,400)	(214)
IMS Health, Inc.	(9,100)	(212)
* Millipore Corp.	(2,900)	(197)
Wyeth	(3,900)	(187)
* Edwards Lifesciences Corp.	(3,000).	(186)
* IDEXX Laboratories Corp.	(3,800)	(185)
* Humana Inc.	(4,600)	(183)
Hill-Rom Holdings, Inc.	(6,300)	(170)
* ResMed Inc.	(4,700)	(168)
* Health Net Inc.	(6,900)	(166)
* VCA Antech, Inc.	(5,800)	(161)
UnitedHealth Group Inc.	(6,100)	(160)
Cooper Cos., Inc.	(4,100)	(152)
* Coventry Health Care Inc.	(4,900)	(149)
* Laboratory Corp. of America Holdings	(2,100)	(146)
* Sepracor Inc.	(7,100)	(141)
McKesson Corp.	(2,500)	(140)
* Community Health Systems, Inc.	(4,200)	(139)
* Varian Medical Systems, Inc.	(2,400)	(124)
* Gen-Probe Inc.	(2,600)	(123)
* Waters Corp.	(1,900)	(123)
* St. Jude Medical, Inc.	(2,805)	(115)
* Barr Pharmaceuticals, Inc.	(500)	(23)
* Amylin Pharmaceuticals, Inc.	(800)nc.	(20)
* Boston Scientific Corp.	(900)	(11)

		(12,411)
Industrials (-8.7%)
Southwest Airlines Co.	(46,000)	(600)
Masco Corp.	(29,898)	(470)
General Electric Co.	(12,700)	(339)
Bucyrus International, Inc.	(4,300)	(314)
Expeditors International of Washington, Inc.	(5,945)	(256)
* Quanta Services, Inc.	(6,800)	(226)
Pall Corp.	(5,200)	(206)
ITT Industries, Inc.	(3,200)	(203)
IDEX Corp.	(5,500)	(203)
Danaher Corp.	(2,600)	(201)
* Foster Wheeler Ltd.	(2,700)	(198)
* General Cable Corp.	(3,200)	(195)
* Owens Corning Inc.	(8,500)	(193)
Avery Dennison Corp.	(4,400)	(193)
Donaldson Co., Inc.	(4,300)	(192)
* Thomas & Betts Corp.	(5,000)	(189)
3M Co.	(2,700)	(188)
Eaton Corp.	(2,200)	(187)
UTI Worldwide, Inc.	(9,300)	(186)
* URS Corp.	(4,300)	(180)
* Copart, Inc.	(4,200)	(180)
Pitney Bowes, Inc.	(5,200)	(177)
* Corrections Corp. of America	(6,400)	(176)
FedEx Corp.	(2,200)	(173)
Illinois Tool Works, Inc.	(3,500)	(166)
Rockwell Automation, Inc.	(3,700)	(162)
United Parcel Service, Inc.	(2,400)	(148)
* Monster Worldwide Inc.	(7,100)	(146)
Graco, Inc.	(3,800)	(145)
C.H. Robinson Worldwide Inc.	(2,500)	(137)
Cintas Corp.	(4,700)	(125)
* Covanta Holding Corp.	(4,600)	(123)
Teleflex Inc.	(2,100)	(117)
* Spirit Aerosystems Holdings Inc.	(6,000)	(115)
* US Airways Group, Inc.	(45,900)	(115)
Roper Industries Inc.	(1,700)	(112)
PACCAR, Inc.	(2,600)	(109)
Ametek, Inc.	(2,000)	(94)
Joy Global Inc.	(1,200)	(91)
* BE Aerospace, Inc.	(3,700)	(86)
Rockwell Collins, Inc.	(1,400)	(67)
Oshkosh Truck Corp.	(1,000)	(21)
United Technologies Corp.	(300)	(19)
Emerson Electric Co.	(300)	(15)

		(7,738)
Information Technology (-9.5%)
* Cisco Systems, Inc.	(44,020)	(1024)
Applied Materials, Inc.	(46,700)	(892)
* EMC Corp.	(59,300)	(871)
* Adobe Systems, Inc.	(22,000)	(867)
* Google Inc.	(1,450)	(763)
QUALCOMM Inc.	(16,200)	(719)
* Electronic Arts Inc.	(10,500)	(467)
* Sun Microsystems, Inc.	(37,400)	(407)
Linear Technology Corp.	(12,000)	(391)
Xilinx, Inc.	(14,300)	(361)
Intel Corp.	(14,480)	(311)
* Citrix Systems, Inc.	(10,500)	(309)
Paychex, Inc.	(9,700)	(303)
* Iron Mountain, Inc.	(9,900)	(263)
Microchip Technology, Inc.	(6,600)	(202)
* NetApp, Inc.	(7,800)	(169)
* Cognizant Technology Solutions Corp.	(2,466)o	(80)
Altera Corp.	(2,094)	(43)
* LAM Research Corp.	(1,100)	(40)

		(8,482)
Materials (-4.1%)
Weyerhaeuser Co.	(14,100)	(721)
Ecolab, Inc.	(4,600)	(198)
FMC Corp.	(2,500)	(194)
International Flavors & Fragrances, Inc.	(4,900)	(191)
MeadWestvaco Corp.	(8,000)	(191)
Titanium Metals Corp.	(13,500)	(189)
Sigma-Aldrich Corp.	(3,500)	(189)
* Crown Holdings, Inc.	(6,500)	(169)
Dow Chemical Co.	(4,600)	(161)
Cabot Corp.	(6,500)	(158)
Louisiana-Pacific Corp.	(17,800)	(151)
Ashland, Inc.	(2,900)	(140)
Sealed Air Corp.	(7,200)	(137)
* Smurfit-Stone Container Corp.	(33,600)	(137)
Packaging Corp. of America	(5,800)	(125)
* Domtar Corp.	(21,800)	(119)
Nalco Holding Co.	(5,400)	(114)
Albemarle Corp.	(2,300)	(92)
Temple-Inland Inc.	(5,900)	(66)
Allegheny Technologies Inc.	(1,100)	(65)
Bemis Co., Inc.	(1,800)	(40)
Newmont Mining Corp. (Holding Co.)	(470)	(25)
Cleveland-Cliffs Inc.	(200)	(24)
Rohm & Haas Co.	(500)	(23)
E.I. du Pont de Nemours & Co.	(300)	(13)
Praxair, Inc.	(100)	(9)

		(3,641)
Telecommunication Services (-2.3%)
* American Tower Corp. Class A	(15,910)	(672)
Sprint Nextel Corp.	(51,200)	(486)
* NII Holdings Inc.	(4,942)	(235)
* Leap Wireless International, Inc.	(4,000)	(173)
* Metropcs Commuunications Inc.	(8,900)	(158)
Qwest Communications International Inc.	(34,680)	(136)
* U.S. Cellular Corp.	(2,000)	(113)
Windstream Corp.	(6,830)	(84)
* Crown Castle International Corp.	(600)	(23)

		(2,080)
Utilities (-6.6%)
FirstEnergy Corp.	(13,300)	(1095)
Exelon Corp.	(8,480)	(763)
Southern Co.	(21,400)	(747)
Allegheny Energy, Inc.	(11,700)	(586)
* Mirant Corp.	(10,600)	(415)
Equitable Resources, Inc.	(3,100)	(214)
TECO Energy, Inc.	(9,700)	(208)
* Dynegy, Inc.	(23,200)	(198)
Constellation Energy Group, Inc.	(2,400)	(197)
Pinnacle West Capital Corp.	(6,200)	(191)
* AES Corp.	(9,500)	(182)
* NRG Energy, Inc.	(4,100)	(176)
Sempra Energy	(3,100)	(175)
PG&E Corp.	(4,400)	(175)
Progress Energy, Inc.	(4,000)	(167)
Southern Union Co.	(4,800)	(130)
PPL Corp.	(2,200)	(115)
UGI Corp. Holding Co.	(2,800)	(80)
NiSource, Inc.	(1,600)	(29)
AGL Resources Inc.	(700)	(24)
Vectren Corp.	(600)	(20)
CenterPoint Energy Inc.	(600)	(10)

		(5,897)

Total Common Stocks Sold Short
(Proceeds $85,308)		(78,788)

Temporary Cash Investment (4.1%)

1 Vanguard Market Liquidity Fund, 2.405%
(Cost $3,685)	3,684,630	3,685

† Other Assets and Liabilities -Net (93.8%)		83,733

Net Assets (100%)		89,236

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At June 30, 2008, the cost of long security positions for tax purposes was $87,426,000. Net unrealized depreciation of long security positions for tax purposes was $3,134,000, consisting of unrealized gains of $4,246,000 on securities that had risen in value since their purchase and $7,380,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized appreciation on securities sold short was $6,377,000 consisting of unrealized gains of $9,009,000 on securities that had fallen in value since their sale and $2,632,000 in unrealized losses on securities that had risen in value since their sale.

Short Sales: Short Sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

VANGUARD MONTGOMERY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 19, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.